Income Tax - Summary Of Deductible Temporary Differences Of Income Tax Expenses (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 2,172,298	$ 225,903
Canadian Tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	215,703	138,408
Canadian Long-term assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	23,896	22,758
Canadian Accounting provisions and other accruals [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	29,143	26,363
Foreign tax Losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,089,604	38,374
Foreign Long-term assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	(59,931)	0
Foreign Accounting provisions and other accruals [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ (126,117)	$ 0